Net Periodic Benefit Cost (Detail) - Single and Multiple Employer Plans - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net periodic benefit cost:
Service cost	$ 12	$ 1	$ 22	$ 4	$ 6	$ 6	$ 4
Interest cost	6	2	11	4	5	5	5
Expected return on plan assets	(5)		(9)
Amortization of actuarial loss	6		12	2	3	4	1
Settlement charge		1		1	1	1
Total net periodic benefit cost	$ 19	$ 4	$ 36	$ 11	$ 15	$ 16	$ 10